Plants, Property and Equipment, Net	6 Months Ended
Jun. 30, 2023
Plants, Property and Equipment, Net [Abstract]
PLANTS, PROPERTY AND EQUIPMENT, NET

Note 9 – PLANTS, PROPERTY AND EQUIPMENT, NET

Plants, property and equipment, stated at cost less accumulated depreciation, consisted of the following:

	As of June 30, 2023	As of December 31, 2022

Building	$4,472,089	$4,656,184
Machines	16,496,060	16,341,419
Vehicles	318,982	332,113
Electronic equipment	602,152	587,131
Furniture, fixtures and equipment	143,018	139,650
Leasehold improvements	361,542	405,141
Subtotal	22,393,843	22,461,638
Construction in progress	20,486,830	20,135,220
Less: accumulated depreciation	(2,060,226)	(1,128,475)
Plants, property and equipment, net	$40,820,447	$41,468,383

Depreciation expense was $1,021,884 and $81,074 for the six months ended June 30, 2023 and 2022, respectively.